Debt - Additional Information (Detail) - USD ($)			6 Months Ended
	Jul. 01, 2015	May. 05, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jan. 26, 2011
Debt Instrument [Line Items]
Aggregate principal amount of senior notes			$ 400,000,000		$ 400,000,000
Capitalized interest			0	$ 100,000
Inter company loan, amount			$ 102,100,000
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes						$ 400,000,000
Interest percentage						8.625%
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Senior secured credit facilities						$ 375,000,000
Senior Secured Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio		75.00%
Senior Secured Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio		100.00%
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facilities						300,000,000
Debt instrument maturity date			Jul. 26, 2017
Senior Secured Term Loan Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of borrowings	$ 241,600,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facilities						$ 75,000,000
Letters of credit outstanding amount			$ 5,800,000		6,500,000
Availability of senior secured revolving facility			39,200,000		48,500,000
Borrowings outstanding under credit facilities			$ 30,000,000		$ 20,000,000
Debt instrument maturity date			Jan. 26, 2016